Contingencies (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 28, 2020	May 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 03, 2018
Unearned revenue			$ 249,094	$ 249,094
Sought value	$ 48,844
Legal cost	$ 716
GBT Technologies [Member]
Revenues			300,000
Payment for expenses			5,000,000
Unearned revenue			$ 200,000	$ 200,000
Securities Purchase Agreement | Investor
Arbitrator awarded		$ 4,034,444
Interest rate		7.25%
Interest		$ 55,613
Securities Purchase Agreement | Senior Secured Redeemable Convertible Debenture [Member]
Note payable, principal amount					$ 8,340,000
Note payable, interest rate					2.00%
Warrants aquire					225,000